RECEIVABLE FACTORING (Details Narrative) - Facility Agreement [Member] - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interest bearing loans			$ 272,108	$ 1,014,568
Effective interest rate	10.00%		10.00%
Weighted average interest rate			10.00%	9.60%
Interest expense	$ 37,655	$ 69,611	$ 138,260	$ 123,814
Minimum [Member]
Effective interest rate				7.80%
Maximum [Member]
Effective interest rate				10.20%